Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in structural currency exposures, net of hedging instruments	£ 2,600
Structural currency exposures, net of hedging instruments	16,151	£ 13,552
Increase (decrease) in foreign currency net investments, hedged item	900
Foreign currency net investments, hedged item	32,081	31,209
Increase (decrease) in financial instruments which hedge net investments, Hedges	(1,700)
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	9,581	9,109
Foreign currency net investments, hedged item	24,204	25,607
Increase (decrease) in financial instruments which hedge net investments, Hedges	(1,400)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	4,034	1,943
Foreign currency net investments, hedged item	5,275	3,068
Increase (decrease) in financial instruments which hedge net investments, Hedges	2,200
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	1,954	1,967
Foreign currency net investments, hedged item	2,020	£ 2,001
Increase (decrease) in financial instruments which hedge net investments, Hedges	£ 100